Share Capital	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Share capital
14.	Share capital

The authorized share capital of the Company consists of an unlimited number of common and preferred shares without par value.

During the year ended December 31, 2022 the Company issued:

i)	6,535,947 units through a “bought deal” prospectus offering at a price of CAD $4.59 per unit, for gross proceeds of CAD $30,000,000 ($23,057,411). Each unit consisted of one common share and one-half share purchase warrant. Each whole warrant entitles the holder to purchase one additional share at a price of CAD $6.00 for a period of two years. The Company paid commissions of CAD $1,612,500 ($1,239,336), other cash issuance costs of CAD $305,159 ($234,539) and issued 351,307 finders’ warrants with a fair value of CAD $874,785 ($672,343). The finder’s warrants are exercisable into one common share of the Company at a price of CAD $4.59 for two years from closing;

ii)	2,291,642 common shares were issued on the exercise of warrants, for gross proceeds of $2,452,227. In connection with certain of the warrants exercised, the Company reclassified $147,772 from contributed surplus and credited share capital;

iii)	1,016,436 common shares were issued on the exercised of stock options, for gross proceeds of $1,177,093. In connection with the stock options exercised, the Company reclassified $2,728,487 from contributed surplus and credited share capital; and

iv)	193,348 common shares for the settlement and compensation for services received in relation to the Company’s asset acquisition on December 31, 2021 (Note 10).

During the year ended December 31, 2021, the Company issued:

i)	5,000,000 units through a private placement at a price of CAD $3.00 per unit, for gross proceeds of CAD $15,000,000 ($11,966,494). Each unit consisted of one common share and one-half share purchase warrant. Each whole warrant entitles the holder to purchase one additional share at a price of CAD $3.90 for a period of three years. The Company paid commissions of CAD $758,001 ($604,708), other cash issuance costs of CAD $198,298 ($158,194) and issued 252,667 finders’ warrants with a fair value of CAD $536,673 ($428,140). The finder’s warrants are exercisable into one common share of the Company at a price of CAD $3.00 for two years from closing;

ii)	2,052,843 common shares were issued on the exercise of warrants, for gross proceeds of $2,633,029. In connection with certain of the warrants exercised, the Company reclassified $166,751 from contributed surplus and credited share capital;

iii)	590,000 common shares were issued on the exercised of stock options, for gross proceeds of $288,572. In connection with the stock options exercised, the Company reclassified $269,039 from contributed surplus and credited share capital; and

iv)	31,806,617 common shares were issued in connection with the Azarga asset acquisition (Note 10).

Stock options

The Company has adopted a Stock Option Plan (the “Plan”) under which it is authorized to grant options to Officers, Directors, employees and consultants enabling them to acquire common shares of the Company. The number of shares reserved for issuance under the Plan cannot exceed 10% of the outstanding common shares at the time of the grant. The options can be granted for a maximum of five years and vest as determined by the Board of Directors.

The Company’s stock options outstanding at December 31, 2022 and December 31, 2021, and the changes for the years then ended, are as follows:

	Year ended December 31, 2022		Year ended December 31, 2021
		Weighted average		Weighted average
	Options	exercise price	Options	exercise price
	#	CAD $	#	CAD $
Options outstanding, beginning of year	5,272,294	1.42	3,572,084	0.66
Granted	3,107,501	4.10	2,390,627	2.31
Exercised	(1,016,439)	1.51	(590,000)	0.60
Forfeited/expired	(127,708)	3.60	(100,417)	0.54
Options outstanding, end of year	7,235,648	2.53	5,272,294	1.42
Options exercisable, end of year	4,928,147	1.79	4,515,210	1.23

As of December 31, 2022, stock options outstanding were as follows:

		Options Outstanding December 31, 2022		Options Exercisable December 31, 2022
		Weighted average	Weighted average		Weighted average
Option price	Options	Remaining	exercise price	Options	exercise price
per share	#	Life	CAD $	#	CAD $
$0.18 - 1.92	3,381,771	0.88	$0.85	3,381,771	$0.85
$2.40 - 3.78	1,034,710	0.57	$3.12	594,710	$2.83
$4.20 - 5.76	2,819,166	1.53	$4.29	951,666	$4.42
	7,235,647	2.99	$2.52	4,928,147	$1.78

During the year ended December 31, 2022, the Company granted an aggregate of 3,107,501 stock options to Directors, Officers, and consultants of the Company. A fair value of $7,665,042 was calculated for these options as measured at the grant date using the Black-Scholes option pricing model.

During the year ended December 31, 2021, the Company granted an aggregate of 2,390,627 stock options to Directors, Officers, and consultants of the Company. A fair value of $1,484,302 was calculated for these options as measured at the grant date using the Black-Scholes option pricing model.

Further, pursuant to the Company’s acquisition of Azarga during the year ended December 31, 2021 (Note 10), the Company issued replacement stock options at the acquisition date vested immediately and retained their original expiration date, except for terminated Directors, Officers, employees, and consultants. For these terminated positions, the stock options had a revised term that was 12 months from the date of their resignation.

The Company’s standard stock option vesting schedule calls for 25% every six months commencing six months after the grant date.

During the year ended December 31, 2022, the Company recognized stock option expense of $5,744,655 (2021 - $1,425,645) for the vested portion of the stock options.

The fair value of all compensatory options granted is estimated on the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in calculating the fair values are as follows:

	December 31, 2022	December 31, 2021
Risk-free interest rate	2.06%	0.88%
Expected life of option	4.9 years	5 years
Expected dividend yield	0%	0%
Expected stock price volatility	116.48%	128.79%
Fair value per option	CAD $3.21	CAD $1.10

Share purchase warrants

A summary of the status of the Company’s warrants as of December 31, 2022, and December 31, 2021, and changes during the years then ended is as follows:

	Year ended December 31, 2022		Year ended December 31, 2021
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
	#	CAD $	#	CAD $
Warrants outstanding, beginning of year	6,298,839	2.43	4,143,247	1.23
Granted	3,670,919	5.81	4,208,435	3.24
Exercised	(2,291,642)	1.39	(2,052,843)	1.62
Expired	(183,610)	1.67	-	-
Warrants outstanding, end of year	7,494,506	4.43	6,298,839	2.43

As of December 31, 2022, share purchase warrants outstanding were as follows:

		Warrants Outstanding December 31, 2022
		Weighted average	Weighted average
Warrant price	Warrants	Remaining	exercise price
per share	#	Life	CAD $
$1.59 - 1.80	1,360,028	0.14	$1.81
$2.22 - 3.90 [1]	2,515,197	0.39	$3.84
$4.59 - 6.00	3,619,281	0.59	$5.86
	7,494,506	1.12	$4.43

[1]	Includes power warrants exercisable into one share and one-half warrant. Each whole warrant is exercisable at $3.90 for 36 months.

Share subscriptions received

As of December 31, 2022, the Company has received CAD $69,831,000 ($50,051,595) in share subscriptions pertaining to a financing that closed subsequently (Note 22(b)).